N-2 - USD ($)		Jun. 26, 2023	Jun. 23, 2023
Cover [Abstract]
Entity Central Index Key			0000883618
Amendment Flag			false
Document Type			424B2
Entity Registrant Name			Nuveen Select Tax‑Free Income Portfolio
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (as a percentage of offering price)
Maximum Sales Charge	1.00%
Offering Costs Borne by the Fund(1)	0.11%
Dividend Reinvestment Plan Fees(2)	$2.50
(1)	Assuming a Common Share offering price of $14.31 (the Fund’s closing price on the NYSE on June 26, 2023).
(2)
You will be charged a $2.50 service charge and pay brokerage charges if you direct State Street Bank and Trust Company, as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]			1.00%
Dividend Reinvestment and Cash Purchase Fees	[1]		$ 2.50
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Shares(3)
Annual Expenses
Management Fees	0.19%
Interest and Related Expenses from Inverse Floaters(4)	0.00%
Other Expenses(5)	0.05%

Total Annual Expenses	0.24%

(3)	Stated as percentages of average net assets attributable to Common Shares for the fiscal year ended March 31, 2023.
(4)
Interest and Related Expenses from Inverse Floaters also includes interest expense that arises because accounting rules require the Fund to treat interest paid by trusts issuing certain inverse floating rate investments held by the Fund as having been paid (indirectly) by the Fund. Because the Fund also recognizes a corresponding amount of interest income (also indirectly), the Fund’s NAV, net investment income, and total return are not affected by this accounting treatment. The actual Interest and Related Expenses from Inverse Floaters incurred in the future may be higher or lower.

(5)
Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.

Management Fees [Percent]	[2]		0.19%
Interest Expenses on Borrowings [Percent]	[2],[3]		0.00%
Distribution/Servicing Fees [Percent]	[4]		0.11%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[2],[5]		0.05%
Total Annual Expenses [Percent]	[2]		0.24%
Expense Example [Table Text Block]
Examples
The following example illustrates the expenses including the applicable transaction fees (referred to as the “Maximum Sales Charge” in the fee table above), if any, and estimated offering costs of $1.10, that a shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Expenses, as provided above, remain the same. The example also assumes a transaction fee of 1.00%, as a percentage of the offering price, and a 5% annual return.(1)
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

1 Year	3 Years	5 Years	10 Years
$14	$19	$24	$41

(1)
The examples assume that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01			$ 14
Expense Example, Years 1 to 3			19
Expense Example, Years 1 to 5			24
Expense Example, Years 1 to 10			$ 41
Purpose of Fee Table , Note [Text Block]
The purpose of the table and the examples below are to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Shares, and not as a percentage of total assets or Managed Assets.

Basis of Transaction Fees, Note [Text Block]			as a percentage of offering price
Other Expenses, Note [Text Block]			Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]			Investment ObjectiveThe Fund’s investment objective is to provide current income exempt from regular federal income tax, consistent with preservation of capital. The Fund cannot assure you that it will achieve its investment objective. The Fund’s investment objective and any investment policies identified as fundamental policies may not be changed without shareholder approval. There can be no assurance that the Fund will achieve its investment objective.
Common Shares [Member]
General Description of Registrant [Abstract]
Latest Share Price		$ 14.31
Latest Premium (Discount) to NAV [Percent]		(1.04%)
Latest NAV		$ 14.46

[1]	You will be charged a $2.50 service charge and pay brokerage charges if you direct State Street Bank and Trust Company, as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.
[2]	Stated as percentages of average net assets attributable to Common Shares for the fiscal year ended March 31, 2023.
[3]	Interest and Related Expenses from Inverse Floaters also includes interest expense that arises because accounting rules require the Fund to treat interest paid by trusts issuing certain inverse floating rate investments held by the Fund as having been paid (indirectly) by the Fund. Because the Fund also recognizes a corresponding amount of interest income (also indirectly), the Fund’s NAV, net investment income, and total return are not affected by this accounting treatment. The actual Interest and Related Expenses from Inverse Floaters incurred in the future may be higher or lower.
[4]	Assuming a Common Share offering price of $14.31 (the Fund’s closing price on the NYSE on June 26, 2023).
[5]	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.